Multiemployer Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Contributions	$ 26,543	$ 24,326	$ 24,973
Plumbers Pipefitters Local 189, Local Pension Fund [Member]
Operating Location	OH
EIN/Pension Plan Number	31-0894807
PPA Zone Status		Green	Green
FIP/RP Status	NA
Contributions	$ 677	$ 761	$ 866
Contributions greater than 5% of total contributions	Yes
Surcharge Imposed	NA
Expiration date of CBA	May,18
Sheet Metal Workers’ Local Union 24 98 [Member]
Operating Location	OH
EIN/Pension Plan Number	31-6171213
PPA Zone Status		Yellow	Yellow
FIP/RP Status	Implemented
Contributions	$ 380	$ 747	$ 1,040
Contributions greater than 5% of total contributions	No
Surcharge Imposed	NA
Expiration date of CBA	May-18
Pipefitter Local 537 [Member]
Operating Location	MA
EIN/Pension Plan Number	51-6030859
PPA Zone Status		Green	Green
FIP/RP Status	NA
Contributions	$ 1,025	$ 887	$ 802
Contributions greater than 5% of total contributions	No
Surcharge Imposed	NA
Expiration date of CBA	August-17
Sheet Metal Local 105 Orange Empire, Sheet Metal Workers Trust Fund [Member]
Operating Location	CA
EIN/Pension Plan Number	95-6052257
PPA Zone Status		Yellow	Yellow
FIP/RP Status	Implemented
Contributions	$ 911	$ 683	$ 697
Contributions greater than 5% of total contributions	No
Surcharge Imposed	NA
Expiration date of CBA	June-20
Local 602 Steamfitters [Member]
Operating Location	DC
EIN/Pension Plan Number	52-2187219
PPA Zone Status		Green	Yellow
FIP/RP Status	Implemented
Contributions	$ 818	$ 592	$ 560
Contributions greater than 5% of total contributions	No
Surcharge Imposed	NA
Expiration date of CBA	July-16
Sheet Metal Local 80 [Member]
Operating Location	MI
EIN/Pension Plan Number	38-6105633
PPA Zone Status		Yellow	Yellow
FIP/RP Status	Implemented
Contributions	$ 667	$ 558	$ 635
Contributions greater than 5% of total contributions	No
Surcharge Imposed	NA
Expiration date of CBA	May-18
Steamfitters Local Union No 420 Pension Fund [Member]
Operating Location	PA
EIN/Pension Plan Number	23-2004424
PPA Zone Status		Red	Red
FIP/RP Status	Implemented
Contributions	$ 375	$ 527	$ 500
Contributions greater than 5% of total contributions	No
Surcharge Imposed	NA
Expiration date of CBA	May-16
Plumbers Pipefitters Local Union No. 333 [Member]
Operating Location	MI
EIN/Pension Plan Number	38-3545518
PPA Zone Status		Yellow	Yellow
FIP/RP Status	Implemented
Contributions	$ 523	$ 401	$ 61
Contributions greater than 5% of total contributions	No
Surcharge Imposed	NA
Expiration date of CBA	May-18
Pipefitters Local 636 [Member]
Operating Location	MI
EIN/Pension Plan Number	38-3009873
PPA Zone Status		Yellow	Yellow
FIP/RP Status	Implemented
Contributions	$ 374	$ 377	$ 373
Contributions greater than 5% of total contributions	No
Surcharge Imposed	NA
Expiration date of CBA	May-16
Pipefitters Local 250, Southern California Pipe Trades [Member]
Operating Location	CA
EIN/Pension Plan Number	51-6108443
PPA Zone Status		Green	Green
FIP/RP Status	NA
Contributions	$ 528	$ 373	$ 834
Contributions greater than 5% of total contributions	No
Surcharge Imposed	NA
Expiration date of CBA	June-18
Sheet Metal Workers National Benefit Funds One [Member]
Operating Location	CA
EIN/Pension Plan Number	52-6112463
PPA Zone Status		Yellow	Yellow
FIP/RP Status	Implemented
Contributions	$ 399	$ 311	$ 355
Contributions greater than 5% of total contributions	No
Surcharge Imposed	NA
Expiration date of CBA	June-18
Sheet Metal Workers National Benefit Funds Two [Member]
Operating Location	OH
EIN/Pension Plan Number	52-6112463
PPA Zone Status		Yellow	Yellow
FIP/RP Status	Implemented
Contributions	$ 164	$ 293	$ 389
Contributions greater than 5% of total contributions	No
Surcharge Imposed	NA
Expiration date of CBA	May-18
Sheet Metal Workers’ National Benefit Funds Three [Member]
Operating Location	PA
EIN/Pension Plan Number	52-6112463
PPA Zone Status		Yellow	Yellow
FIP/RP Status	Implemented
Contributions	$ 215	$ 271	$ 197
Contributions greater than 5% of total contributions	No
Surcharge Imposed	NA
Expiration date of CBA	June-16
Plumbers Pipefitters Local 5 National Pension Fund [Member]
Operating Location	MD
EIN/Pension Plan Number	52-6152779
PPA Zone Status		Yellow	Yellow
FIP/RP Status	Implemented
Contributions	$ 341	$ 241	$ 195
Contributions greater than 5% of total contributions	No
Surcharge Imposed	NA
Expiration date of CBA	July-18
Plumbers Local 98 [Member]
Operating Location	MI
EIN/Pension Plan Number	38-3031916
PPA Zone Status		Red	Red
FIP/RP Status	Implemented
Contributions	$ 284	$ 232	$ 237
Contributions greater than 5% of total contributions	No
Surcharge Imposed	NA
Expiration date of CBA	May-19
Plumbers Pipefitters Local 189 National Pension Fund [Member]
Operating Location	OH
EIN/Pension Plan Number	52-6152779
PPA Zone Status		Yellow	Yellow
FIP/RP Status	Implemented
Contributions	$ 182	$ 227	$ 292
Contributions greater than 5% of total contributions	No
Surcharge Imposed	NA
Expiration date of CBA	May-18
Local 26 Electricians, Local 26 IBEW NECA Trust Funds [Member]
Operating Location	DC
EIN/Pension Plan Number	52-6038489
PPA Zone Status		Green	Green
FIP/RP Status	NA
Contributions	$ 202	$ 209	$ 134
Contributions greater than 5% of total contributions	No
Surcharge Imposed	NA
Expiration date of CBA	May-18
Steamfitters Local 449 Multiple Funds [Member]
Operating Location	PA
EIN/Pension Plan Number	25-6032401
PPA Zone Status		Green	Green
FIP/RP Status	NA
Contributions	$ 179	$ 181	$ 146
Contributions greater than 5% of total contributions	No
Surcharge Imposed	NA
Expiration date of CBA	May-18
Plumbers Pipefitters Local 577 [Member]
Operating Location	OH
EIN/Pension Plan Number	31-6134953
PPA Zone Status		Yellow	Yellow
FIP/RP Status	Implemented
Contributions	$ 271	$ 133	$ 11
Contributions greater than 5% of total contributions	No
Surcharge Imposed	NA
Expiration date of CBA	May-18
Local ARCA Pipe Refrigeration [Member]
Operating Location	CA
EIN/Pension Plan Number	95-6035386
PPA Zone Status		Green	Green
FIP/RP Status	NA
Contributions	$ 140	$ 149	$ 180
Contributions greater than 5% of total contributions	No
Surcharge Imposed	NA
Expiration date of CBA	August-19
Local 27 Plumbers [Member]
Operating Location	PA
EIN/Pension Plan Number	25-6034928
PPA Zone Status		Green	Yellow
FIP/RP Status	Implemented
Contributions	$ 134	$ 143	$ 144
Contributions greater than 5% of total contributions	No
Surcharge Imposed	NA
Expiration date of CBA	May-18
Plumbers Pipefitters Local 354 Combined Funds [Member]
Operating Location	PA
EIN/Pension Plan Number	25-6148991
PPA Zone Status		Yellow	Yellow
FIP/RP Status	Implemented
Contributions	$ 91	$ 116	$ 133
Contributions greater than 5% of total contributions	No
Surcharge Imposed	NA
Expiration date of CBA	May-20
Sheet Metal Workers Local Union 7 [Member]
Operating Location	MI
EIN/Pension Plan Number	38-6082372
PPA Zone Status		Yellow	Yellow
FIP/RP Status	Implemented
Contributions	$ 175	$ 103	$ 46
Contributions greater than 5% of total contributions	No
Surcharge Imposed	NA
Expiration date of CBA	April-16
Local 596 Electricians, Local 596 IBEW NECA [Member]
Operating Location	WV
EIN/Pension Plan Number	55-0675342
PPA Zone Status		Green	Green
FIP/RP Status	NA
Contributions	$ 128	$ 103	$ 0
Contributions greater than 5% of total contributions	No
Surcharge Imposed	NA
Expiration date of CBA	May-15
Plumbers Pipefitters Local 354 National Pension Fund [Member]
Operating Location	PA
EIN/Pension Plan Number	52-6152779
PPA Zone Status		Yellow	Yellow
FIP/RP Status	Implemented
Contributions	$ 68	$ 95	$ 107
Contributions greater than 5% of total contributions	No
Surcharge Imposed	NA
Expiration date of CBA	May-20
Plumbers Pipefitters Local 537 National Pension Fund [Member]
Operating Location	MA
EIN/Pension Plan Number	52-6152779
PPA Zone Status		Yellow	Yellow
FIP/RP Status	Implemented
Contributions	$ 89	$ 86	$ 81
Contributions greater than 5% of total contributions	No
Surcharge Imposed	NA
Expiration date of CBA	August-17
Plumbers Pipefitters Local 577 National Pension Fund [Member]
Operating Location	OH
EIN/Pension Plan Number	52-6152779
PPA Zone Status		Yellow	Yellow
FIP/RP Status	Implemented
Contributions	$ 81	$ 27	$ 2
Contributions greater than 5% of total contributions	No
Surcharge Imposed	NA
Expiration date of CBA	May-18
Local 307 [Member]
Operating Location	MD
EIN/Pension Plan Number	52-1057284
PPA Zone Status		Green	Green
FIP/RP Status	NA
Contributions	$ 212	$ 60	$ 0
Contributions greater than 5% of total contributions	No
Surcharge Imposed	NA
Expiration date of CBA	May-16